Schedule of Fair value Measurement Inputs and Valuation Techniques (Details) $ in Thousands	Jun. 30, 2024 USD ($) Integer	Mar. 31, 2024 USD ($) Integer	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) Integer	Mar. 31, 2022 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value | $	$ 1,942	$ 1,964	$ 2,183	$ 2,078	$ 3,000
Minimum [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	0.2	0.2		0.2
Maximum [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	18.9	18.9		18.9
Weighted Average [Member] | Measurement Input, Revenue Multiple [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Inputs	1.80	1.77		1.74
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value | $	$ 1,942	$ 1,964		$ 2,078